                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
        (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley California Tax-Free Daily Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended June 30, 2007

Market Conditions

The Federal Open Market Committee (the ‘‘Fed’’) maintained the federal funds target rate of 5.25 percent throughout the reporting period, marking eight consecutive sessions of unchanged monetary policy. At its last meeting of the period on June 28, 2007, the Fed acknowledged the slowdown in economic growth earlier in the year, but noted that it expects the economy to expand at a moderate pace going forward. The Fed also reiterated that its ‘‘predominant’’ policy concern remains the threat that inflation does not subside as anticipated and that future policy adjustments would be dependent on incoming data about the state of the economy. As of the end of the period, contracts for federal funds futures indicated that the probability of a 25 basis point reduction in the target rate had been pushed off until the second quarter of 2008.

The municipal money market yield curve remained inverted, providing little incentive for tax-exempt money fund managers to extend their portfolio duration (a measure of interest-rate sensitivity). The average portfolio duration of the nearly $400 billion tax-free money fund industry remains historically short at just 19 days. Persistent issuance of Tender Option Bonds (TOBs) continues to pressure yields on cash instruments, as reflected in the Bond Market Association Index, which averaged approximately 3.68 percent for the first half of 2007. In addition, residual redemptions from April tax time kept demand lower for cash instruments, and dealer inventories remained substantial for most of the second quarter of the year. In June, as anticipated, the BMA-LIBOR ratio returned to a more typical relationship of 66 to 68 percent as seasonal bond calls, maturities and bond interest payments introduced healthy cash flows into the market. Looking ahead, improved municipal tax receipts are expected to result in reduced cash flow borrowing this year.

Performance Analysis

As of June 30, 2007, Morgan Stanley California Tax-Free Daily Income Trust had net assets of approximately $213 million and an average portfolio maturity of 37 days. For the six-month period ended June 30, 2007, the Fund provided a total return of 1.52 percent. For the seven-day period ended June 30, 2007, the Fund provided an effective annualized yield of 3.14 percent and a current yield of 3.09 percent, while its 30-day moving average yield for June was 3.06 percent. Past performance is no guarantee of future results.

We were largely cautious in managing the Fund’s portfolio during the period, preferring to avoid the one-year segment of the money market. Consistent with prevailing sentiment, we too believed the Fed would hold interest rates steady. Accordingly, the Fund’s weighted average maturity was kept short through most of the period. Primarily, we chose to emphasize short variable-rate paper and shorter maturities of tax-exempt commercial paper in light of the relatively flat shape of the municipal money market yield curve.

In California, a heavy supply of municipal note issuance concentrated over a four-week period created a brief surplus, causing yields to move to attractive levels versus variable-rate demand obligations. In this environment, we took the opportunity to extend the portfolio’s maturity because we believe the supply of California notes will be limited during the remainder of the year. However, the portfolio’s weighted average maturity still ended the period relatively short.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	86.4%
Municipal Notes	9.7
Tax-Exempt Commercial Paper	3.9

MATURITY SCHEDULE
1 – 30 Days	87.3%
31 – 60 Days	1.8
61 – 90 Days	3.9
91 – 120 Days	—
121 + Days	7.0

Data as of June 30, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its net assets in high quality, short-term securities that are municipal obligations that pay interest exempt from federal and California income taxes. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 – 06/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Actual (1.52% return)	$1,000.00	$1,015.20	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.89	$3.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 182**/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.73%.
**	Adjusted to reflect non-business days accruals.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that the Fund is managed more conservatively than its peers in the performance peer group, which may result in periods of underperformance compared to the performance peer group. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (‘‘soft dollars’’). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (92.7%)
	ABAG Finance Authority for Nonprofit Corporations,
$2,295	Elder Care Alliance of San Francisco Ser 2006 A	3.71%	07/09/07	$2,295,000
1,335	Eskaton Village-Roseville Ser 2006	3.72	07/09/07	1,335,000
8,000	The Thacher School Ser 2004	3.69	07/09/07	8,000,000
2,300	Adelanto Public Utility Authority, Utility System Ser 2005 A (Ambac)	3.88	07/02/07	2,300,000
2,020	Butte-Glenn Community College District, Election of 2002 Ser B P-FLOATs PT-3042 (MBIA)	3.75	07/09/07	2,020,000
	California,
3,500	Economic Recovery Ser 2004 C-4	3.81	07/02/07	3,500,000
7,300	Economic Recovery Ser 2004 C-14 (XLCA)	3.65	07/09/07	7,300,000
4,000	Ser 2007 P-FLOATs PT-4022 (Ambac)	3.77	07/09/07	4,000,000
5,000	California Department of Water Resources, Power Supply Ser 2002 C Subser C-7 (FSA)	3.65	07/09/07	5,000,000
2,000	California Educational Facilities Authority, California Institute of Technology Ser 1994	3.66	07/09/07	2,000,000
	California Health Facilities Financing Authority,
5,000	Adventist Health System/West 1998 Ser B (MBIA)	3.81	07/02/07	5,000,000
4,900	Kaiser Permanente Ser 2006 C	3.69	07/09/07	4,900,000
5,350	Northern California Presbyterian Homes & Services Ser 2004	3.65	07/09/07	5,350,000
	California Infrastructure & Economic Development Bank,
6,200	Los Angeles SPCA Ser 2002 A	3.68	07/09/07	6,200,000
7,900	SRI International Ser 2003 A	3.69	07/09/07	7,900,000
3,500	San Fransisco Ballet Association Ser 2006 (FGIC)	3.81	07/02/07	3,500,000
	California Statewide Communities Development Authority,
1,200	Chabad of California Ser 2004	3.70	07/09/07	1,200,000
4,300	Kaiser Permanente Ser 2004 J & L	3.75	07/09/07	4,300,000
2,600	Masters College Ser 2002	3.62	07/09/07	2,600,000
5,000	National Center for International Schools Ser 2006 A	3.72	07/09/07	5,000,000
6,600	SWEEP Loan Program Ser 2007 A	3.70	07/09/07	6,600,000
3,000	University of San Diego Ser 2005	3.66	07/09/07	3,000,000
3,000	Enhanced Return Puttable Floating Option Tax-Exempt Receipts, P-FLOATs Ser EC-1011	3.79	07/09/07	3,000,000
1,300	Fresno, Sewer System Sublien Ser 2000 A (FGIC)	3.65	07/09/07	1,300,000
3,000	Grant Joint Union High School District, School Facility Bridge Funding Ser 2005 COPs (FSA)	3.65	07/09/07	3,000,000
5,500	Hemet Unified School District, Ser 2006 COPs (Ambac)	3.68	07/09/07	5,500,000
5,000	Hillsborough, Refg Ser 2000 A COPs	3.80	07/09/07	5,000,000

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$3,150	JPMorgan Chase & Co, Los Angeles Unified School District Ser 2007 A-1 I-PUTTERs Ser 1711P (FSA)	3.87%	07/09/07	$3,150,000
450	Lancaster Redevelopment Agency, Multifamily Sunset Projects Sub Ser 2003 B Floater-TRs Ser 2003 F 12J	3.76	07/09/07	450,000
2,000	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	3.69	07/09/07	2,000,000
	Los Angeles County Metropolitan Transportation Authority,
3,700	Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)	3.75	07/09/07	3,700,000
2,790	Sales Tax Ser 1993 A (MBIA)	3.65	07/09/07	2,790,000
2,200	Los Angeles Department of Water & Power, Water System 2001 Ser B Subser B-1	3.75	07/09/07	2,200,000
3,500	Manteca Redevelopment Agency, Amended Merged Project Area Ser 2005 (XLCA)	3.88	07/02/07	3,500,000
1,200	Menlo Park Community Development Agency, Las Pulgas Community Development Tax Allocation Ser 2006	3.88	07/02/07	1,200,000
	Metropolitan Water District of Southern California,
3,200	Waterworks 2000 Ser B-2	3.65	07/09/07	3,200,000
1,380	Waterworks 2005 Ser C Eagle # 20070044 Class A	3.73	07/09/07	1,380,000
5,000	Mountain View, Villa Mariposa Multifamily 1985 Ser A	3.68	07/09/07	5,000,000
2,200	Northern California Power Agency, Hydroelectric No 1 Ser 2002 B (MBIA)	3.65	07/09/07	2,200,000
9,600	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	3.70	07/09/07	9,600,000
3,825	Paramount Unified School District, School Facility Bridge Funding Ser 2001 COPs (FSA)	3.65	07/09/07	3,825,000
2,000	Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A (Ambac)	3.88	07/02/07	2,000,000
2,000	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	3.67	07/09/07	2,000,000
2,500	Rancho Water District Financing Authority, Ser 2001 B (FGIC)	3.65	07/09/07	2,500,000
5,000	Riverside County, 1985 Ser A COPs	3.69	07/09/07	5,000,000
1,790	Riverside County Housing Authority, Multifamily De Anza Villas Ser 1986	3.69	07/09/07	1,790,000
1,000	Rohnert Park Community Development Commission, Tax Allocation Ser 2007 H ROCs II-R Ser 881 (FGIC)	3.74	07/09/07	1,000,000
1,220	Roseville, Electric System Ser 2005 A COPs P-FLOATs PT-3021 (FGIC)	3.75	07/09/07	1,220,000
2,500	Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2	3.65	07/09/07	2,500,000
2,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien Ser 2000 C	3.65	07/09/07	2,600,000

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$3,000	Sacramento County Water Financing Authority, Water Agency Zones 40 & 41 P-FLOATs PT-1176 (Ambac)	3.75%	07/09/07	$3,000,000
1,995	San Francisco City & County Public Utilities Commission, Water Ser 2006 A ROCs II-R Ser 6085 (FSA)	3.74	07/09/07	1,995,000
2,105	San Jacinto Unified School District, Ser 1998 COPs (FSA)	3.65	07/09/07	2,105,000
2,000	San Jose Redevelopment Agency, Ser 2006 C P-FLOATs PA-1505 (MBIA)	3.75	07/09/07	2,000,000
1,500	Southern California Public Power Authority, Magnolia Power Project A Refg Ser 2007-1 (MBIA)	3.68	07/09/07	1,500,000
3,000	Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	3.73	07/09/07	3,000,000
3,310	Turlock Irrigation District, Ser 1988 A	3.75	07/09/07	3,310,000
3,495	Whittier, Whittier College Ser 2004 (Radian)	3.69	07/09/07	3,495,000
1,495	Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R Ser 2130 (MBIA)	3.74	07/09/07	1,495,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $197,805,000)			197,805,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (4.2%)
5,000	San Diego County Water Authority, Ser 1	3.70%	09/12/07	3.70%	5,000,000
4,000	San Francisco County Transportation Authority, 2004 Ser A	3.70	09/13/07	3.70	4,000,000
	Total California Tax-Exempt Commercial Paper (Cost $9,000,000)				9,000,000

	California Tax-Exempt Short-Term Municipal Notes (10.4%)
4,000	Bay Area Infrastructure Financing Authority, State Payment Acceleration Notes Ser 2006, dtd 12/14/06	4.00	08/01/07	3.42	4,001,976
	Calfornia Communities Tax & Revenue Anticipation Note Program,
5,000	Certain Local Agencies Ser 2007 A-1 Note Participations, dtd 07/02/07 (WI)	4.50	06/30/08	3.64	5,041,250
5,000	Riverside County Ser 2007 A-3 Note Participations, dtd 07/02/07 (WI)	4.50	06/30/08	3.62	5,042,200

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
$2,000	California Community College Financing Aunthority, Community College League Ser 2007 A TRANs, dtd 07/02/07 (WI)	4.50%	06/30/08	3.67%	$2,015,920
2,000	California School Cash Reserve Program Authority, 2006-2007 Ser A COPs TRANs, dtd 07/06/06	4.50	07/06/07	3.56	2,000,267
2,000	Los Angeles County, Ser 2007-2008 TRANs, dtd 07/02/07 (WI)	4.50	06/30/08	3.63	2,016,700
2,000	Los Angeles County Schools Pooled Financing Program, Pooled 2007-2008 Ser A TRANs, dtd 07/02/07 (WI)	4.50	06/30/08	3.62	2,016,880
	Total California Tax-Exempt Short-Term Municipal Notes (Cost $22,135,193)				22,135,193
	Total Investments (Cost $228,940,193) (a) (b)			107.3%	228,940,193
	Liabilities in Excess of Other Assets			(7.3)	(15,568,286)
	Net Assets			100.0%	$213,371,907

COPs	Certificates of Participation.
Floater-TRs	Floating Rate Trust Receipts.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
I-PUTTERs	Income Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
†	Rate shown is the rate in effect at June 30, 2007.
*	Date on which the principal amount can be recovered through demand.
(a)	Securities have been designated as collateral in an amount equal to $16,132,950 in connection with the purchase of when-issued securities.
(b)	Cost is the same for federal income tax purposes.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $228,940,193)	$ 228,940,193
Cash	212,951
Interest receivable	1,019,613
Prepaid expenses and other assets	44,656
Total Assets	230,217,413
Liabilities:
Payable for:
Investments purchased	16,132,950
Shares of beneficial interest redeemed	523,027
Investment advisory fee	57,090
Distribution fee	17,270
Administration fee	8,635
Transfer agent fee	705
Accrued expenses and other payables	105,829
Total Liabilities	16,845,506
Net Assets	$ 213,371,907
Composition of Net Assets:
Paid-in-capital	$ 213,360,585
Accumulated undistributed net investment income	1,901
Undistributed net realized gain	9,421
Net Assets	$ 213,371,907
Net Asset Value Per Share
213,352,751 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2007 (unaudited)

Net Investment Income:
Interest Income	$3,757,087
Expenses
Investment advisory fee	466,830
Distribution fee	100,738
Administration fee	51,870
Transfer agent fees and expenses	39,712
Shareholder reports and notices	35,339
Professional fees	30,615
Registration fees	7,085
Custodian fees	6,552
Trustees’ fees and expenses	4,907
Other	10,165
Total Expenses	753,813
Less: amounts waived	(124,850)
Less: expense offset	(6,523)
Net Expenses	622,440
Net Investment Income	3,134,647
Net Realized Gain	9,421
Net Increase	$3,144,068

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,134,647	$5,123,283
Net realized gain	9,421	—
Net Increase	3,144,068	5,123,283
Dividends to shareholders from net investment income	(3,134,663)	(5,123,381)
Net increase from transactions in shares of beneficial interest	13,837,769	28,026,475
Net Increase	13,847,174	28,026,377
Net Assets:
Beginning of period	199,524,733	171,498,356
End of Period (Including accumulated undistributed net investment income of $1,901 and $1,917, respectively)	$213,371,907	$199,524,733

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley California Tax-Free Daily Income Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.    Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board’s (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes , on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund’s financial statements.

D.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

The Investment Adviser has agreed to cap the Fund’s operating expenses by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. Such voluntary waivers may be terminated at any time without notice.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2007, the distribution fee was accrued at the annual rate of 0.10%.

Effective August 1, 2007, the Plan of Distribution was terminated and the Fund adopted a Shareholder Services Plan (the ‘‘Plan’’). Pursuant to the Plan, the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2007, aggregated $302,102,810 and $273,119,420, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2007 (unaudited) continued

Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2007, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,952. At June 30, 2007, the Fund had an accrued pension liability of $60,226 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
	(unaudited)
Shares sold	210,753,945	427,811,994
Shares issued in reinvestment of dividends	3,133,882	5,123,381
	213,887,827	432,935,375
Shares redeemed	(200,050,058)	(404,908,900)
Net increase in shares outstanding	13,837,769	28,026,475

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley California Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006		2005		2004		2003		2002
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.015		0.028		0.018		0.006		0.003		0.007
Less dividends from net investment income	(0.015)		(0.028)		(0.018)		(0.006)		(0.003)		(0.007)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	1.52	% (1)	2.80%		1.80%		0.58%		0.33%		0.71%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.61	% (2)(3)(4)	0.61	% (3)(4)	0.61	% (3)(4)	0.64	% (4)	0.70	% (3)	0.69%
Net investment income	3.02	% (2)(4)	2.77	% (4)	1.77	% (4)	0.55	% (4)	0.33%		0.70%
Supplemental Data:
Net assets, end of period, in thousands	$213,372		$199,525		$171,498		$195,569		$249,496		$275,271

(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2007	0.73%	2.90%
December 31, 2006	0.73	2.65
December 31, 2005	0.74	1.64
December 31, 2004	0.72	0.47

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

DSCSAN-IU07-02909P-Y06/07	MORGAN STANLEY FUNDS
Morgan Stanley California Tax-Free Daily Income Trust Semiannual Report June 30, 2007

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                        2

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007

                                        3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley California
      Tax-Free Daily Income Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                        4

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 9, 2007

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                        5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley California
      Tax-Free Daily Income Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                        6

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 9, 2007

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                        7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Tax-Free Daily Income Trust

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 9, 2007                               /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Tax-Free Daily Income Trust and will be retained by Morgan Stanley California Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                        8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Tax-Free Daily Income Trust

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 9, 2007                               /s/ Francis Smith
                                                   ----------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Tax-Free Daily Income Trust and will be retained by Morgan Stanley California Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                        9